Deposits by Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 187,934	£ 195,568
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	183,637	189,587
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	65	67
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	3,126	4,759
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,106	1,155
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 364	£ 408